Information called for by Item 405 of Regulation S-K

During the fiscal year ended May 31, 2026, one Form 3 filing (relating to an initial statement of beneficial ownership of securities for Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust) for Elisabeth Miller, Chief Compliance Officer, was inadvertently delayed.